INCOME TAXES - Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense:
U.S. – federal and state			$ 307	$ 1
Foreign			13,714	9,139
Total current income tax expense			14,021	9,140
Deferred income tax expense (benefit):
U.S. – federal and state			0	1,812
Foreign			(1,145)	(457)
Total deferred income tax expense (benefit)	39	108	(1,145)	1,355
Total provision for income taxes	$ 1,219	$ 3,812	$ 12,876	$ 10,495